Other Assets	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets
14.	OTHER ASSETS
Other assets consist of:

	2023	2022
Preproduction costs related to long-term supply agreements	$835	$679
Long-term receivables	321	262
Unrealized gain on cash flow hedges [note 22]	4	26
Pension overfunded status [note 18[a]]	41	41
Other	118	85

	$1,319	$1,093